As filed with the Securities and Exchange Commission on November 20, 2015

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 118

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 118

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

JOHN A. BLAISDELL

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston in the State of Texas, on this 20th day of November, 2015.

FORWARD FUNDS

/s/ John Blaisdell
John A. Blaisdell
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John Blaisdell John A. Blaisdell	President and Trustee	November 20, 2015

/s/ Haig G. Mardikian* Haig G. Mardikian	Trustee	November 20, 2015

/s/ G. Edward Powell* Edward Powell	Trustee	November 20, 2015

/s/ Cecilia H. Herbert* Cecilia H. Herbert	Trustee	November 20, 2015

/s/ Julie Allecta* Julie Allecta	Trustee	November 20, 2015

/s/ A. John Gambs* A. John Gambs	Trustee	November 20, 2015

/s/ Karin B. Bonding* Karin B. Bonding	Trustee	November 20, 2015

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Trustee	November 20, 2015

/s/ Bernard Harris, Jr.* Bernard A. Harris, Jr.	Trustee	November 20, 2015

/s/ Jeremy L. Radcliffe* Jeremy L. Radcliffe	Secretary and Trustee	November 20, 2015

	/s/ Richard C. Johnson* Richard C. Johnson	Trustee	November 20, 2015

	/s/ Scott Schwinger* Scott E. Schwinger	Trustee	November 20, 2015

	/s/ Barbara Tolle Barbara Tolle	Treasurer	November 20, 2015

*By:	/s/ Barbara Tolle Barbara Tolle		November 20, 2015
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase